Capital and reserves - Company Repurchased (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				3 Months Ended		9 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CNY (¥) shares	Dec. 21, 2021 USD ($)
Disclosure of classes of share capital [line items]
Amount authorized under share repurchase program | $								$ 200,000
Treasury shares | shares	1,612,600	700,712	674,036	809,040	1,612,600	1,612,600	1,612,600
Aggregate price paid	$ 3,371	$ 1,638	$ 1,624	$ 1,979	¥ 54,704	$ 8,612	¥ 54,704
Minimum
Disclosure of classes of share capital [line items]
Price paid per share	$ 1.58	$ 2.03	$ 2.23	$ 2.34
Maximum
Disclosure of classes of share capital [line items]
Price paid per share	$ 2.48	$ 2.48	$ 2.48	$ 2.50